Cover	Sep. 29, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2023
Entity File Number	001-41323
Entity Registrant Name	Nubia Brand International Corp.
Entity Central Index Key	0001881551
Entity Tax Identification Number	87-1993879
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13355 Noel Rd
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	918-5120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Trading Symbol	NUBIU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUBI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	NUBIW
Security Exchange Name	NASDAQ